Employee compensation and benefits - Average number of persons employed by HSBC during the year by geographical region (Details) - employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Average number of employees	231,556	239,712	247,055
Europe
Disclosure of geographical areas [line items]
Average number of employees	60,919	64,886	66,392
Asia
Disclosure of geographical areas [line items]
Average number of employees	127,673	129,923	133,624
Middle East and North Africa
Disclosure of geographical areas [line items]
Average number of employees	9,329	9,550	9,798
North America
Disclosure of geographical areas [line items]
Average number of employees	13,845	15,430	16,615
Latin America
Disclosure of geographical areas [line items]
Average number of employees	19,790	19,923	20,626